Financial risk management - Derivative Financial Instruments Per Category (Detail) € in Millions, ₩ in Billions, ¥ in Billions, ¥ in Billions, $ in Billions, $ in Billions	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 CNY (¥)
Derivative [Line Items]
Derivative assets	€ 17.3						€ 99.5
Derivative financial instruments	0.0						47.3
Derivative assets, current	17.3						52.2
Derivative liabilities	261.2						2.8
Derivative liabilities, noncurrent	179.0						0.0
Derivative liabilities, current	€ 82.2						2.8
Derivative asset, Statement of Financial Position [extensible enumeration]	Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets
Derivative liability, current, Statement of Financial Position [extensible enumeration]	Accrued and other liabilities	Accrued and other liabilities	Accrued and other liabilities	Accrued and other liabilities	Accrued and other liabilities	Accrued and other liabilities
Available-for-sale securities, current	€ 107.7						638.5
Forward Foreign Exchange Contracts
Derivative [Line Items]
Notional amount	158.5	$ 1.0	¥ 43.9	$ 18.5	₩ 99.0	¥ 1.0	27.5	$ 0.6	¥ 44.5	$ 2.5	₩ 11.9	¥ 0.6
Forward foreign exchange contracts, fair value	(18.8)						12.8
Interest Rate Swap
Derivative [Line Items]
Notional amount	3,000.0						3,000.0
Interest rate swaps, fair value	(225.1)						83.9
Cash Flow Hedges | Forward Foreign Exchange Contracts
Derivative [Line Items]
Derivative assets	3.0						15.0
Derivative liabilities	€ 18.1						2.2
Derivative asset, Statement of Financial Position [extensible enumeration]	Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets
Fair Value Hedges | Interest Rate Swap
Derivative [Line Items]
Derivative assets	€ 1.7						83.9
Derivative financial instruments	0.0						47.3
Derivative liabilities	226.8						0.0
Derivative liabilities, noncurrent	€ 179.0						0.0
Derivative asset, Statement of Financial Position [extensible enumeration]	Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets
Other Hedges | Forward Foreign Exchange Contracts
Derivative [Line Items]
Derivative assets	€ 12.6						0.6
Derivative liabilities	€ 16.3						0.6
Derivative asset, Statement of Financial Position [extensible enumeration]	Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets
Fair Value, Recurring
Derivative [Line Items]
Derivative assets	€ 17.3						99.5
Derivative liabilities	261.2						2.8
Money market funds, at carrying value	3,196.7						2,928.3
Available-for-sale securities, current	107.7						638.5
Assets, fair value disclosure	3,321.7						3,666.3
Loans receivable, fair value disclosure	307.9						124.4
Long-term debt, fair value	4,072.8						4,673.9
Fair Value, Inputs, Level 1 | Fair Value, Recurring
Derivative [Line Items]
Derivative assets	0.0						0.0
Derivative liabilities	0.0						0.0
Money market funds, at carrying value	3,196.7						2,928.3
Available-for-sale securities, current	0.0						0.0
Assets, fair value disclosure	3,196.7						2,928.3
Loans receivable, fair value disclosure	0.0						0.0
Long-term debt, fair value	4,072.8						4,673.9
Fair Value, Inputs, Level 2 | Fair Value, Recurring
Derivative [Line Items]
Derivative assets	17.3						99.5
Derivative liabilities							2.8
Money market funds, at carrying value	0.0						0.0
Available-for-sale securities, current	107.7						638.5
Assets, fair value disclosure	125.0						738.0
Loans receivable, fair value disclosure	0.0						0.0
Long-term debt, fair value	0.0						0.0
Fair Value, Inputs, Level 3 | Fair Value, Recurring
Derivative [Line Items]
Derivative assets	0.0						0.0
Derivative liabilities	0.0						0.0
Money market funds, at carrying value	0.0						0.0
Available-for-sale securities, current	0.0						0.0
Assets, fair value disclosure	0.0						0.0
Loans receivable, fair value disclosure	307.9						124.4
Long-term debt, fair value	€ 0.0						€ 0.0